Earnings / Loss per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings / (Loss) per share
	2016	2017	2018
Income / (Loss) :
Net income / (loss)	$(154,228)	$(9,771)	$58,397

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	47,574,454	63,034,394	77,061,227
Basic earnings / (loss) per share	$(3.24)	$(0.16)	$0.76

Effect of dilutive securities:
Dillutive effect of non vested shares	-	-	264,884
Weighted average common shares outstanding, diluted	47,574,454	63,034,394	77,326,111

Diluted earnings / (loss) per share	$(3.24)	$(0.16)	$0.76